SCHEDULE OF INTANGIBLE ASSETS BY MAJOR CLASS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Beginning Balance	$ 664,268	$ 739,164	$ 814,059
Finite Lived Intangible Assets, Amortization expense	(37,264)	(74,896)	(74,895)
Finite Lived Intangible Assets, Ending Balance	627,004	664,268	739,164
Patents And Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Beginning Balance	3,676	3,676	3,676
Finite Lived Intangible Assets, Amortization expense
Finite Lived Intangible Assets, Ending Balance	$ 3,676	3,676	3,676
Finite Lived Intangible Assets, Weighted Average Amortization Period (in years)
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Beginning Balance	$ 1,301,500	1,301,500	1,301,500
Finite Lived Intangible Assets, Amortization expense
Finite Lived Intangible Assets, Ending Balance	$ 1,301,500	$ 1,301,500	1,301,500
Finite Lived Intangible Assets, Weighted Average Amortization Period (in years)	8 years 5 months 4 days	8 years 10 months 24 days
Accumulated Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets, Beginning Balance	$ (640,908)	$ (566,012)	(491,117)
Finite Lived Intangible Assets, Amortization expense	(37,264)	(74,896)	(74,895)
Finite Lived Intangible Assets, Ending Balance	$ (678,172)	$ (640,908)	$ (566,012)